General and administrative expenses	9 Months Ended
Sep. 30, 2020
General and administrative expenses
General and administrative expenses

13.General and administrative expenses

	Three months ended		Nine months ended
	September 30, 2020	September 30, 2019	September 30, 2020	September 30, 2019
Rent	$200,420	$87,777	$407,785	$283,261
Office expenses	417,002	407,095	1,190,088	1,181,434
Legal and professional	613,028	522,183	1,813,039	1,343,885
Consulting fees	271,259	535,303	1,045,137	1,373,906
Investor relations	76,398	53,112	296,249	261,814
Salaries	879,755	718,388	2,063,331	1,383,896
	$2,457,862	$2,323,858	$6,815,629	$5,828,196